Notes to Unaudited Pro Forma Consolidated Statement of Income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Unaudited Pro Forma Consolidated Statement Of Income [Line Items]
Schedule of Earnings Per Share, Basic and Diluted
The following table reconciles the figures used to calculate basic and diluted net income (loss) per share for common stock:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025

Numerator (in thousands)
Net income (loss)	$(5,019)	$9,768	$(1,144)	$15,646
Less: Net income (loss) attributable to non-controlling interests	(9,995)	819	(9,568)	585

Net income attributable to HMH Holding Inc.	$4,976	$8,949	$8,424	$15,061

Denominator (actual shares)
Weighted-average shares of common stock for HMH and HMH B.V. outstanding—basic	11,662	69,355	5,863	69,355
Effect of dilutive securities	309	—	825	—

Weighted-average shares of common stock outstanding—diluted	11,971	69,355	6,688	69,355

Net income (loss) per share of common stock (actual)
Basic	$0.43	$0.13	$1.44	$0.22
Diluted	$0.42	$0.13	$1.26	$0.22

HMH Holding Inc. [Member] | Pro Forma [Member]
Unaudited Pro Forma Consolidated Statement Of Income [Line Items]
Schedule of Earnings Per Share, Basic and Diluted	The table below presents the computation of pro forma basic and diluted earnings per share of HMH Holding Inc. (in thousands, except share and per share amounts):

Year ended December 31, 2025
Numerator:
Net income	$35,155
Net income attributable to non-controlling interests	26,737
Net income attributable to HMH Holding Inc.	8,418

Denominator:
Weighted average shares of Class A common stock outstanding (basic)	11,423
Incremental common shares attributable to dilutive securities	–
Weighted average shares of Class A common stock outstanding (diluted)	11,423
Earnings per share – basic and diluted	$0.74